Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
ASSETS
Cash and due from banks	$ 5,718	$ 6,445
Interest-bearing deposits with banks	188,409	164,149
Cash and interest bearing deposits with banks	194,127	170,594
Trading loans, securities, and other (Note 4)	141,490	148,318
Non-trading financial assets at fair value through profit or loss (Note 4)	9,215	8,548
Derivatives (Note 4)	53,621	54,242
Financial assets designated at fair value through profit or loss (Note 4)	4,832	4,739
Financial assets at fair value through other comprehensive income (Notes 4, 5, 6)	89,599	103,285
Total Trading and Non Trading Financial Assets	298,757	319,132
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	215,905	227,679
Securities purchased under reverse repurchase agreements (Note 4)	155,375	169,162
Loans (Notes 4, 6)
Residential mortgages	256,277	252,219
Consumer instalment and other personal	184,466	185,460
Credit card	29,281	32,334
Business and government	245,410	255,799
Gross loans	715,434	725,812
Allowance for loan losses (Note 6)	(6,998)	(8,289)
Loans, net of allowance for loan losses	708,436	717,523
Other
Customers' liability under acceptances	19,070	14,941
Goodwill (Note 8)	15,979	17,148
Other intangibles	1,915	2,125
Land, buildings, equipment, and other depreciable assets	9,261	10,136
Deferred tax assets (Note 15)	1,938	2,444
Amounts receivable from brokers, dealers, and clients	21,535	33,951
Other assets (Note 9)	16,063	18,856
Total other miscellaneous assets	96,458	111,775
Total assets	1,669,058	1,715,865
LIABILITIES
Trading deposits (Notes 4, 10)	33,679	19,177
Derivatives (Note 4)	58,019	53,203
Securitization liabilities at fair value (Note 4)	13,622	13,718
Financial liabilities designated at fair value through profit or loss (Notes 4, 10)	66,253	59,665
Total financial liabilities other than non-trading deposits and other	171,573	145,763
Deposits (Notes 4, 10)
Personal	626,462	625,200
Banks	26,174	28,969
Business and government	465,852	481,164
Total deposits, other than trading	1,118,488	1,135,333
Other
Acceptances	19,070	14,941
Obligations related to securities sold short (Note 4)	39,080	34,999
Obligations related to securities sold under repurchase agreements (Note 4)	148,326	188,876
Securitization liabilities at amortized cost (Note 4)	15,346	15,768
Amounts payable to brokers, dealers, and clients	20,514	35,143
Insurance-related liabilities	7,334	7,590
Other liabilities (Note 11)	23,543	30,476
Total other miscellaneous liabilities	273,213	327,793
Subordinated notes and debentures (Note 4)	11,269	11,477
Total liabilities	1,574,543	1,620,366
EQUITY
Contributed surplus	126	121
Retained earnings	59,035	53,845
Accumulated other comprehensive income (loss)	7,742	13,437
Total equity	94,515	95,499
Total liabilities and equity	1,669,058	1,715,865
Common shares [member]
EQUITY
Issued capital (Note 12)	22,790	22,487
Treasury shares (Note 12)	(123)	(37)
Preferred shares [member]
EQUITY
Issued capital (Note 12)	4,950	5,650
Treasury shares (Note 12)	(5)	(4)
Schwab and TD Ameritrade [member]
Other
Investment in Schwab (Note 7)	$ 10,697	$ 12,174